Summary of Maturities of Long-Term Debt (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Long Term Debt Maturities Repayments Of Principal [Line Items]
2015	$ 24,607
2016	21,514
2017	22,372
2018	10,000
2019	10,000
Mandatorily Redeemable Preferred Stock
Long Term Debt Maturities Repayments Of Principal [Line Items]
2015	10,887
2016	11,514
2017	12,372
Term Loan Facility
Long Term Debt Maturities Repayments Of Principal [Line Items]
2015	10,000
2016	10,000
2017	10,000
2018	10,000
2019	10,000
Long Term Debt Other
Long Term Debt Maturities Repayments Of Principal [Line Items]
2015	$ 3,720